Supplement Dated August 6, 2010
to the Statutory Prospectus of the
Timothy Plan Family of Funds
Dated February 2, 2010

The Statutory Prospectus of the Timothy Plan Family of Funds, dated February 2, 2010, is amended as follows:

The Section of the Statutory Prospectus relating to the Timothy Plan Defensive Strategies Fund, entitled "Principal Investment Strategies", appearing on pages 34 and 54, is deleted and replaced in its entirety with:

PRINCIPAL INVESTMENT STRATEGIES

▪
Real Estate Investment Trusts (REITs), that invest in different kinds of real estate or real estate related assets, including shopping centers, office buildings, hotels, and mortgages secured by real estate, all of which are historically sensitive to both inflation and deflation.

▪
Commodities-based securities, including but not limited to, exchange traded funds (ETFs), other pooled investment fund securities, and commodities-related stocks, for the purpose of providing the opportunity to invest in inflation sensitive physical commodities and/or commodities futures markets .  ETFs are investment securities that are registered as investment companies and invest in a basket of other securities, mostly common stocks, that are included in a specific index.  Pooled investment fund securities are securities that invest in a basket of other securities, mainly stocks, but are not registered as investment companies and do not trade on an exchange.

▪
Various Fixed Income securities and Treasury-Inflation Protection Securities (TIPS).  TIPS have coupon payments and underlying principal that are automatically increased to compensate for inflation as measured by the consumer price index (CPI).  The fixed income securities in which the Fund may invest, other than TIPS, include U.S. Treasury bills, notes and bonds, corporate notes and bonds, and federal agency-issued securities.

▪	Cash and cash equivalents.
▪
The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies by taking large, small, or even no position in any one or more of the Asset Classes in attempting to respond to adverse market, economic, political, or other conditions.  When the Fund takes a defensive position, the Fund’s assets will be held in cash and/or cash equivalents.

▪
The Fund will not invest in Excluded Securities.  Excluded Securities are securities issued by any company that is involved in the production or wholesale distribution of alcohol, tobacco, or gambling equipment, gambling enterprises, or which is involved, either directly or indirectly, in abortion or pornography, or promoting anti-family entertainment or alternative lifestyles.

▪
Current income is not a significant investment consideration and any such income realized will be considered incidental to the Fund’s investment objective.  To allow for optimal flexibility, the Fund is classified as a “non-diversified” fund, and, as such the Fund’s portfolio may include the securities of a smaller total number of issuers than if the Fund were classified as “diversified”.

The Section of the Statutory Prospectus relating to the Timothy Plan Defensive Strategies Fund, entitled "Principal Risks", appearing on pages 35 and 54, is deleted and replaced in its entirety with:

PRINCIPAL RISKS

1.
General Risk |  As with most other mutual funds, you can lose money by investing in this Fund.  Share prices fluctuate from day to day, and when you sell your shares, they may be worth less than you paid for them.

2.
Real Estate Investment Trust Risk |  The Fund is subject to the risks experienced in real estate ownership, real estate financing, or both.  As the economy is subjected to a period of economic deflation or interest rate increases, the demand for real estate may fall, causing a decline in the value of real estate owned.  Also, as interest rates increase, the values of existing mortgages fall.  The higher the duration (a calculation reflecting time risk, taking into account the average maturity of the mortgages) of the mortgages held in REITs owned by the Fund, the more sensitive the Fund is to interest rate risks.  The Fund is also subject to credit risk; the Fund could lose money if mortgagors default on mortgages held in the REITs.

3.
Commodities-based Exchange Traded Funds |  Commodity ETFs invest in Physical Commodities and/or Commodity Futures Contracts which Contracts are highly leveraged investment vehicles, and therefore generally considered to be high risk.  By investing in Commodity ETFs the Fund assumes portions of that risk.  ETFs may only purchase commodities futures contracts (the buy side), therefore the Fund’s risk includes missing opportunities to realize gains by shorting futures contracts (the sell side) in deflationary economic periods.  It is possible the Fund’s entire ETF investment could be lost.

4.
Treasury-Inflation Protection Securities Risk |  Because the real rate of return offered by TIPS, which represents the growth of your purchasing power, is guaranteed by the Federal Government, TIPS may offer a lower return than other fixed income instruments that do not have such guarantees.  Other conventional bond issues may offer higher yields, and the Fund may invest in such bond issues if deemed advantageous by the Adviser and Investment Managers.

5.
Interest Rate Risk |  When interest rates rise, bond prices fall; the higher the Fund’s duration (a calculation reflecting time risk, taking into account both the average maturity of the Fund’s portfolio and its average coupon return), the more sensitive the Fund is to interest rate risk.

6.
Credit Risk |  The Fund could lose money if any bonds it owns are downgraded in credit rating or go into default.  For this reason, the Fund will only invest in investment-grade bonds.  The degree of risk for a particular security may be reflected in its credit rating.  Bonds rated at the time of purchase BBB by Standard & Poor’s, or unrated, but determined to be of comparable quality by the investment manager, are subject to greater market risk and credit risk, or loss of principal and interest, than higher-rated securities.

7.	Sector Risk | If certain industry sectors or types of securities don’t perform as well as the Fund expects, the Fund’s performance could suffer.
8.
Excluded Security Risk |  Because the Fund does not invest in Excluded Securities (including certain REITs), and will divest itself of securities that are subsequently discovered to be ineligible, the Fund may be riskier than other Funds that invest in a broader array of securities.

9.
Non-Diversification Risk |  Because the Fund may invest in a smaller number of securities, adverse changes to a single security will have a more pronounced negative effect on the Fund than if the Fund’s investments were more widely distributed.

10.
Who Should Buy This Fund |  The Fund is most appropriate for investors who seek a hedge against inflation, understand the risks of investing in each of the various asset classes, and who are willing to accept moderate amounts of volatility and risk.

The Section of the Statutory Prospectus relating to the Timothy Plan Defensive Strategies Fund, entitled "Sub-Adviser", appearing on page 35, is deleted and replaced in its entirety with:

Sub-Adviser
Barrow, Hanley, Mewhinney and Strauss serves as Investment Manager of the TIPS portion of the Fund.
Delaware Management Business Trust serves as Investment Manager of the REIT portion of the Fund.

The Section of the Statutory Prospectus relating to the Timothy Plan Defensive Strategies Fund, entitled "Investment Managers", beginning on page 59 of the Prospectus, is amended by adding the following immediately after the disclosure relating to Barrow, Hanley, Mewhinney and Strauss:

Delaware Management Business Trust

Delaware Management Business Trust ("Delaware"), 2005 Market Street, Philadelphia, PA, 19103, serves as REIT manager to the Timothy Plan Defensive Strategies Fund.  Delaware is organized as a Delaware statutory trust and is registered with the Securities and Exchange Commission as an investment advisory firm under the Investment Advisers Act of 1940, as amended.

Delaware utilizes a team of investment professionals to manage their REIT portfolio clients' assets.  The portfolio team members include:

Babak (Bob) Zenouzi, Senior Vice President, Senior Portfolio Manager- Bob Zenouzi rejoined Delaware in May 2006. He  left the firm in 1999 after seven years as an analyst and portfolio manager.  Currently, he leads the firm’s REIT group, including the team, its process, and its institutional and retail products, which he created during his prior time with the firm.  He also serves as lead portfolio manager for the firm’s Dividend Income products, which he helped create in the 1990s.  Most recently, Mr. Zenouzi worked at Chartwell Investment Partners from 1999 to 2006, where he was a partner and senior portfolio manager on Chartwell’s Small-Cap Value portfolio.  He began his career with The Boston Company, where he held several positions in accounting and financial analysis. Mr Zenouzi earned a master’s degree in finance from Boston College and a bachelor’s degree from Babson College.  He is a member of the National Association of Real Estate Investment Trusts and the Urban Land Institute.

Damon J. Andres, CFA, Vice President, Senior Portfolio Manager- Mr. Andres, joined Delaware in 1994.  He currently serves as a portfolio manager for REIT investments and convertibles.

Scott P. Hastings, CPA, CFA, Equity Analyst- Scott P. Hastings is an analyst for the REIT group, specifically covering four sectors within the REIT universe: industrial, office, mixed office/industrial, and diversified sectors.  He joined Delaware in 2004.

Hardy Zhu, Equity Analyst-  Mr. Zhu is responsible for covering real estate companies in Hong Kong, China, and other Southeast Asian countries for the firm’s REIT team.  He joined Delaware in September 2007.

As of March 31, 2010, Delaware managed approximately $133.3 billion in client assets.

The Transfer Agent, Fund Accountant and Administrator to the Timothy Plan Family of Funds has changed its name from Unified Fund Services, Inc. ("Unified") to Huntington Asset Services, Inc. ("Huntington").  All references throughout the Statutory Prospectus to "Unified Fund Services, Inc." or "Unified" are changed to "Huntington Asset Services, Inc." or "Huntington", as applicable.

ALL PORTIONS OF THE STATUTORY PROSPECTUS NOT CHANGED BY THIS SUPPLEMENT OR OTHER  SUPPLEMENTS SHALL REMAIN IN FULL FORCE AND EFFECT.

Supplement Dated August 6, 2010
to the Statement of Additional Information of the
Timothy Plan Family of Funds
Dated February 2, 2010

The Statement of Additional Information ("SAI") of the Timothy Plan Family of Funds, dated February 2, 2010, is amended as follows:

The Section of the SAI entitled "Investment Sub-Advisers", beginning on page 10 of the SAI, is amended by adding the following immediately after the disclosure relating to Barrow, Hanley, Mewhinney and Strauss:

Delaware Management Business Trust

Pursuant to an Investment Sub-Advisory Agreement between TPL, the Trust and Delaware Management Business Trust ("Delaware"), Delaware serves as REIT manager to the Timothy Plan Defensive Strategies Fund, subject to the supervision and direction of the Fund's Board of Trustees.  As compensation for its services to the Fund, Delaware receives from TPL an annual fee at an annual rate equal to 0.42% of the Fund’s average daily assets up to $10 million, 0.40% for the next $5 million in average daily net assets, 0.35% for the next $10 million in average daily net assets, and 0.25% of average daily net assets over $25 million.  Delaware is organized as a Delaware statutory trust and is registered with the Securities and Exchange Commission as an investment advisory firm under the Investment Advisers Act of 1940, as amended.  As of March 31, 2010, Delaware managed approximately $133.3 billion in client assets.

The Delaware Sub-Advisory Agreement has an initial term of approximately two years and may be renewed annually thereafter.

Delaware utilizes a team of investment professionals to manage their REIT portfolio clients' assets.  The portfolio team members include:

Babak (Bob) Zenouzi, Senior Vice President, Senior Portfolio Manager- Bob Zenouzi rejoined Delaware in May 2006. He  left the firm in 1999 after seven years as an analyst and portfolio manager.  Currently, he leads the firm’s REIT group, including the team, its process, and its institutional and retail products, which he created during his prior time with the firm.  He also serves as lead portfolio manager for the firm’s Dividend Income products, which he helped create in the 1990s.  Most recently, Mr. Zenouzi worked at Chartwell Investment Partners from 1999 to 2006, where he was a partner and senior portfolio manager on Chartwell’s Small-Cap Value portfolio.  He began his career with The Boston Company, where he held several positions in accounting and financial analysis. Mr Zenouzi earned a master’s degree in finance from Boston College and a bachelor’s degree from Babson College.  He is a member of the National Association of Real Estate Investment Trusts and the Urban Land Institute.

Damon J. Andres, CFA, Vice President, Senior Portfolio Manager- Mr. Andres, joined Delaware in 1994.  He currently serves as a portfolio manager for REIT investments and convertibles.

Scott P. Hastings, CPA, CFA, Equity Analyst- Scott P. Hastings is an analyst for the REIT group, specifically covering four sectors within the REIT universe: industrial, office, mixed office/industrial, and diversified sectors.  He joined Delaware in 2004.

Hardy Zhu, Equity Analyst-  Mr. Zhu is responsible for covering real estate companies in Hong Kong, China, and other Southeast Asian countries for the firm’s REIT team.  He joined Delaware in September 2007.

Additional Information about Delaware

The information presented below (current as of April 30, 2010) is designed to provide additional information about Delaware, the portfolio managers of Delaware responsible for the Fund's REIT investments, and the means by which such persons are compensated for their services.  Any accounts managed in a personal capacity appear under “Other Accounts” along with other accounts managed on a professional basis.  The personal account information is current as of the most recent calendar quarter-end for which account statements are available.

Portfolio Manager	Types, Asset Amounts and No. of Accounts Managed by Team Members						Types, Asset Amounts and No. of Accounts Managed by Team Members Where Compensation is Performance Based
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	No. of Accts	Total Assets (mil)	No. of Accts.	Total Assets (mil)	No. of Accts.	Total Assets (mil)	No. of Accts	Total Assets (mil)	No. of Accts.	Total Assets (mil)	No. of Accts.	Total Assets (mil)
Bob Zenouzi	12	$705.4	0	$0	5	$103.9	0	$0	0	$0	0	$0
Damon Andres	12	$705.4	0	$0	6	$104	0	$0	0	$0	0	$0

Delaware combines three elements to each member’s total compensation: base salary, cash bonus and restricted company stock. Base salary is reviewed on an annual basis and can be adjusted based on the employee’s performance. For Salary and Restricted Stock grants, Delaware utilizes a performance measurement process that incorporates both qualitative and quantitative measures.

Compensation Structure
Each portfolio’s manager’s compensation consists of the following:

Base Salary - Each named portfolio manager receives a fixed base salary.  Salaries are determined by a comparison to industry data prepared by third parties to ensure that portfolio manager salaries are in line with salaries paid at peer investment advisory firms.

Bonus - Each named portfolio manager is eligible to receive an annual cash bonus.  The bonus pool is determined by the revenues associated with the products a portfolio manager manages.  Delaware keeps a percentage of the revenues and the remaining percentage of revenues (minus appropriate expenses associated with relevant product and the investment management team) create the "bonus pool" for the product.  Various members of the team have the ability to earn a percentage of the bonus pool with the most senior contributor having the largest share.  The pool is allotted based on subjective factors (50%) and objective factors (50%).  The primary objective factor is the performance of the funds managed relative to the performance of the appropriate Lipper peer groups and the performance of institutional composites relative to the appropriate indices. Performance is measured as the result of one’s standing in the Lipper peer groups on a one-year, three-year and five-year basis.  Three-year and five-year performance is weighed more heavily and there is no objective award for a fund whose performance falls below the 50th percentile for a given time period.

Individual allocations of the bonus pool are based on individual performance measurements, both objective and subjective, as determined by senior management.

Incentive Plan/Equity Compensation Plan - Portfolio managers may be awarded options, stock appreciation rights, restricted stock awards, restricted stock units, deferred stock units, and performance awards (collectively, “Awards”) relating to the underlying shares of common stock of Delaware Investments U.S., Inc. pursuant to the terms of the Delaware Investments U.S., Inc. 2009 Incentive Compensation Plan (the “Plan”) established on March 24, 2009. Since the establishment of the Plan, Awards are no longer granted under the Amended and Restated Delaware Investments U.S., Inc. Incentive Compensation Plan effective December 26, 2008, which was established in 2001.

The Plan was established in order to: assist the Manager in attracting, retaining, and rewarding key employees of the company; enable such employees to acquire or increase an equity interest in the company in order to align the interest of such employees and the Manager; and provide such employees with incentives to expend their maximum efforts. Subject to the terms of the Plan and applicable award agreements, Awards typically vest in 25% increments on a four-year schedule, and shares of common stock underlying the Awards are issued after vesting. Shares issued typically must be held for six months and one day, after which time the stockholder may put them back to the company, subject to any applicable holding requirements. The fair market value of the shares of Delaware Investments U.S., Inc., is normally determined as of each March 31, June 30, September 30 and December 31. The fair market value of shares of common stock underlying Awards granted on or after December 26, 2008 is determined by an independent appraiser utilizing an appraisal valuation methodology in compliance with Section 409A of the Internal Revenue Code and the regulations promulgated thereunder.

The Transfer Agent, Fund Accountant and Administrator to the Timothy Plan Family of Funds has changed its name from Unified Fund Services, Inc. ("Unified") to Huntington Asset Services, Inc. ("Huntington").  All references throughout the SAI to "Unified Fund Services, Inc." or "Unified" are changed to "Huntington Asset Services, Inc." or "Huntington", as applicable.

ALL PORTIONS OF THE STATEMENT OF ADDITIONAL INFORMATION NOT CHANGED BY THIS SUPPLEMENT OR OTHER  SUPPLEMENTS SHALL REMAIN IN FULL FORCE AND EFFECT.

Supplement Dated August 6, 2010
to the Summary Prospectus of the
Timothy Plan Family of Funds
Defensive Strategies Fund
Dated February 2, 2010

The Summary Prospectus of the Timothy Plan Defensive Strategies Fund, dated February 2, 2010, is amended as follows:

The Section of the Summary Prospectus entitled "Principal Investment Strategies", appearing on page 2, is deleted and replaced in its entirety with:

PRINCIPAL INVESTMENT STRATEGIES

▪
Real Estate Investment Trusts (REITs), that invest in different kinds of real estate or real estate related assets, including shopping centers, office buildings, hotels, and mortgages secured by real estate, all of which are historically sensitive to both inflation and deflation.

▪
Commodities-based securities, including but not limited to, exchange traded funds (ETFs), other pooled investment fund securities, and commodities-related stocks, for the purpose of providing the opportunity to invest in inflation sensitive physical commodities and/or commodities futures markets .  ETFs are investment securities that are registered as investment companies and invest in a basket of other securities, mostly common stocks, that are included in a specific index.  Pooled investment fund securities are securities that invest in a basket of other securities, mainly stocks, but are not registered as investment companies and do not trade on an exchange.

▪
Various Fixed Income securities and Treasury-Inflation Protection Securities (TIPS).  TIPS have coupon payments and underlying principal that are automatically increased to compensate for inflation as measured by the consumer price index (CPI).  The fixed income securities in which the Fund may invest, other than TIPS, include U.S. Treasury bills, notes and bonds, corporate notes and bonds, and federal agency-issued securities.

▪	Cash and cash equivalents.
▪
The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies by taking large, small, or even no position in any one or more of the Asset Classes in attempting to respond to adverse market, economic, political, or other conditions.  When the Fund takes a defensive position, the Fund’s assets will be held in cash and/or cash equivalents.

▪
The Fund will not invest in Excluded Securities.  Excluded Securities are securities issued by any company that is involved in the production or wholesale distribution of alcohol, tobacco, or gambling equipment, gambling enterprises, or which is involved, either directly or indirectly, in abortion or pornography, or promoting anti-family entertainment or alternative lifestyles.

▪
Current income is not a significant investment consideration and any such income realized will be considered incidental to the Fund’s investment objective.  To allow for optimal flexibility, the Fund is classified as a “non-diversified” fund, and, as such the Fund’s portfolio may include the securities of a smaller total number of issuers than if the Fund were classified as “diversified”.

The Section of the Summary Prospectus entitled "Principal Risks", appearing on page 3, is deleted and replaced in its entirety with:

PRINCIPAL RISKS

1.
General Risk |  As with most other mutual funds, you can lose money by investing in this Fund.  Share prices fluctuate from day to day, and when you sell your shares, they may be worth less than you paid for them.

2.
Real Estate Investment Trust Risk |  The Fund is subject to the risks experienced in real estate ownership, real estate financing, or both.  As the economy is subjected to a period of economic deflation or interest rate increases, the demand for real estate may fall, causing a decline in the value of real estate owned.  Also, as interest rates increase, the values of existing mortgages fall.  The higher the duration (a calculation reflecting time risk, taking into account the average maturity of the mortgages) of the mortgages held in REITs owned by the Fund, the more sensitive the Fund is to interest rate risks.  The Fund is also subject to credit risk; the Fund could lose money if mortgagors default on mortgages held in the REITs.

3.
Commodities-based Exchange Traded Funds |  Commodity ETFs invest in Physical Commodities and/or Commodity Futures Contracts which Contracts are highly leveraged investment vehicles, and therefore generally considered to be high risk.  By investing in Commodity ETFs the Fund assumes portions of that risk.  ETFs may only purchase commodities futures contracts (the buy side), therefore the Fund’s risk includes missing opportunities to realize gains by shorting futures contracts (the sell side) in deflationary economic periods.  It is possible the Fund’s entire ETF investment could be lost.

4.
Treasury-Inflation Protection Securities Risk |  Because the real rate of return offered by TIPS, which represents the growth of your purchasing power, is guaranteed by the Federal Government, TIPS may offer a lower return than other fixed income instruments that do not have such guarantees.  Other conventional bond issues may offer higher yields, and the Fund may invest in such bond issues if deemed advantageous by the Adviser and Investment Managers.

5.
Interest Rate Risk |  When interest rates rise, bond prices fall; the higher the Fund’s duration (a calculation reflecting time risk, taking into account both the average maturity of the Fund’s portfolio and its average coupon return), the more sensitive the Fund is to interest rate risk.

6.
Credit Risk |  The Fund could lose money if any bonds it owns are downgraded in credit rating or go into default.  For this reason, the Fund will only invest in investment-grade bonds.  The degree of risk for a particular security may be reflected in its credit rating.  Bonds rated at the time of purchase BBB by Standard & Poor’s, or unrated, but determined to be of comparable quality by the investment manager, are subject to greater market risk and credit risk, or loss of principal and interest, than higher-rated securities.

7.	Sector Risk | If certain industry sectors or types of securities don’t perform as well as the Fund expects, the Fund’s performance could suffer.
8.
Excluded Security Risk |  Because the Fund does not invest in Excluded Securities (including certain REITs), and will divest itself of securities that are subsequently discovered to be ineligible, the Fund may be riskier than other Funds that invest in a broader array of securities.

9.
Non-Diversification Risk |  Because the Fund may invest in a smaller number of securities, adverse changes to a single security will have a more pronounced negative effect on the Fund than if the Fund’s investments were more widely distributed.

10.
Who Should Buy This Fund |  The Fund is most appropriate for investors who seek a hedge against inflation, understand the risks of investing in each of the various asset classes, and who are willing to accept moderate amounts of volatility and risk.

The Section of the Summary Prospectus entitled "Sub-Adviser", appearing on page 3, is deleted and replaced in its entirety with:

Sub-Adviser
Barrow, Hanley, Mewhinney and Strauss serves as Investment Manager of the TIPS portion of the Fund.
Delaware Management Business Trust serves as Investment Manager of the REIT portion of the Fund.

ALL PORTIONS OF THE SUMMARY PROSPECTUS NOT CHANGED BY THIS SUPPLEMENT SHALL REMAIN IN FULL FORCE AND EFFECT.